Shareholders' Equity (Details) - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Class of Stock [Line Items]
Number of shares, Options outstanding at end of the period	76,928,864
Number of shares, Options exercisable at end of the period	12,797,676
Employee Stock Option [Member]
Class of Stock [Line Items]
Number of shares, Outstanding at beginning of the period	61,362,198
Number of shares, Granted	20,100,000
Number of shares, Forfeited	(4,533,334)
Number of shares, Options outstanding at end of the period	76,928,864
Number of shares, Options exercisable at end of the period	12,797,676
Weighted average exercise price, Outstanding at beginning of the period	$ 0.34
Weighted average exercise price, Granted	0.15
Weighted average exercise price, Forfeited	0.18
Weighted average exercise price,outstanding at end of the period	0.3
Options exercisable at end of the period, Weighted average exercise price	0.42
Weighted average grant date fair value Granted	0.1
Weighted average grant date fair value Forfeited	$ 0.11
Weighted average remaining contractual term, Options outstanding during the period (in years)	9 years 3 months 18 days
Weighted average remaining contractual term, Options exercisable at end of the period (in years)	9 years	9 years 8 months 12 days
Aggregate intrinsic value, Options outstanding at beginning of the period		$ 0
Aggregate intrinsic value, Options outstanding at end of the period	$ 0
Aggregate intrinsic value, Options exercisable at end of the period	$ 0